Commitments and Contingencies (Details)										1 Months Ended			6 Months Ended		12 Months Ended
	Jun. 11, 2021 USD ($)	Jun. 11, 2021 CNY (¥)	Mar. 23, 2021 USD ($)	Mar. 23, 2021 CNY (¥)	Aug. 09, 2020 CNY (¥)	Aug. 30, 2019 USD ($)	Aug. 30, 2019 CNY (¥)	Aug. 10, 2019 USD ($)	Aug. 10, 2019 CNY (¥)	May 31, 2018 USD ($)	May 31, 2018 CNY (¥)	Jul. 31, 2017 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Nov. 22, 2021 USD ($)	Nov. 22, 2021 CNY (¥)	Oct. 23, 2021 USD ($)	Oct. 23, 2021 CNY (¥)	Aug. 15, 2021 USD ($)	Aug. 15, 2021 CNY (¥)	Jun. 22, 2021 USD ($)	Jun. 22, 2021 CNY (¥)	Jun. 11, 2021 CNY (¥)	Aug. 30, 2020 USD ($)	Aug. 30, 2020 CNY (¥)	Jul. 31, 2020 USD ($)	Jul. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Nov. 11, 2019 USD ($)	Jul. 31, 2017 CNY (¥)
Commitments and Contingencies [Line Items]
Operating Leases, Rent Expense													$ 175,579	$ 56,615
Increase in payment of obligation	$ 16,300,000	¥ 105,360,000
Payments by third party	5,500,000	¥ 35,860,000
Remaining unpaid	$ 10,800,000																								$ 1,900,000	¥ 12,500,000	¥ 69,500,000
Tantech Bamboo [Member]
Commitments and Contingencies [Line Items]
Operating lease daily rent																	$ 191,500	¥ 1,238,784
Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Lease term															1 year	1 year
Operating lease annual rent															$ 191,500	¥ 1,238,784
Remaining unpaid																					$ 4,900,000	¥ 31,500,000	$ 3,100,000	¥ 20,000,000
Shangchi Automobile [Member]
Commitments and Contingencies [Line Items]
Short-term Lease Commitment, Amount																	$ 154,600
Operating lease rent					¥ 1,000,000			$ 154,600	¥ 1,000,000
Lease term								1 year	1 year
Shenzhen E-Motors [Member]
Commitments and Contingencies [Line Items]
Short-term Lease Commitment, Amount																			$ 6,900	¥ 44,352													¥ 93,600	$ 14,500
Lease term																			1 year	1 year														1 year
Forasen Group's [Member]
Commitments and Contingencies [Line Items]
Guaranty Liabilities												$ 8,800,000																							¥ 57,070,000
Line of Credit Facility, Expiration Date												Jul. 23, 2020
Building Pledged As Collateral For Loans																														$ 1,500,000	¥ 10,000,000
Forasen Group's [Member] | Tantech Bamboo [Member]
Commitments and Contingencies [Line Items]
Loss contingency, damage sought										$ 4,600,000	¥ 29,500,000
Settlement awarded						$ 13,900,000	¥ 90,000,000
Potential payment obligation																												$ 13,900,000	¥ 90,000,000
Lishui Jiuanju Commercial Trade Co., Ltd. | Tantech Bamboo [Member]
Commitments and Contingencies [Line Items]
Potential payment obligation														$ 10,800,000																		¥ 70,000,000
Mr. Hengwei Chen [Member]
Commitments and Contingencies [Line Items]
Debt dispute			$ 1,800,000	¥ 11,350,000